Product Revenue Reserve and Allowance - Narratives (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended		60 Months Ended
	Jun. 18, 2020	Jul. 31, 2021	Jan. 31, 2021	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 18, 2025	May 31, 2025
Product Revenue Reserve and Allowance
Revenue					$ 7,514	$ 3,101	$ 11,185	$ 21,442
Deferred income							32,370	624
Accounts receivable					579		731	818
Contract term										5 years
Other assets					4,502		4,084	3,959
Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Deferred income							31,000
CMS Bridging DMCC ("CMS")
Product Revenue Reserve and Allowance
Revenue							18,700
Upfront fee				$ 15,000
Milestone payment required				$ 5,000
Discounted time-based milestone	$ 3,700						4,100	3,900
Accreted as interest income									$ 1,300
Product revenue
Product Revenue Reserve and Allowance
Revenue					7,514	$ 3,101	11,185	2,708
Product revenue | Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Revenue							9,700	2,500
Accounts receivable								600
Pre buy commitment amount		$ 30,000	$ 10,000
Product revenue | GoGoMeds
Product Revenue Reserve and Allowance
Revenue							1,500	100
Accounts receivable							800	100
Licensing revenue
Product Revenue Reserve and Allowance
Revenue								$ 18,734
Gelesis Inc [Member]
Product Revenue Reserve and Allowance
Accounts receivable					$ 800		$ 700